Inventories (Schedule of Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished goods	¥ 533,724	¥ 505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603
Inventories, total	¥ 1,341,768	¥ 1,222,077